Investments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Valuation Input Measured at Fair Value
The following table presents the level of valuation input, as applicable, for those investments measured at fair value at December 31, 2025:

	Level 1	Total
Colgate-Palmolive Company Common Stock	$6,097,123	$6,097,123
Mutual funds	434,535	434,535
Cash reserve funds	11,246	11,246
Investments in the fair value hierarchy	6,542,904	6,542,904
Investments measured at net asset value(1)	—	10,463,937
Investments at fair value	$6,542,904	$17,006,841
(1) Consists of Collective trust funds.

The following table presents the level of valuation input, as applicable, for those investments measured at fair value at December 31, 2024:

	Level 1	Total
Colgate-Palmolive Company Common Stock	$7,041,194	$7,041,194
Mutual funds	411,689	411,689
Cash reserve funds	104,731	104,731
Investments in the fair value hierarchy	7,557,614	7,557,614
Investments measured at net asset value(1)	—	8,395,375
Investments at fair value	$7,557,614	$15,952,989
(1) Consists of Collective trust funds.